EVENTS AFTER REPORTING PERIOD EVENTS AFTER REPORTING PERIOD	6 Months Ended
Jun. 30, 2019
Disclosure of events after reporting period [Abstract]
Disclosure of events after reporting period [text block]
SUBSEQUENT EVENT
On July 31, 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 14% interest in a New Zealand integrated data provider, Vodafone New Zealand (“VNZ”), for approximately $200 million. Brookfield maintains 50% of the voting rights of VNZ in a joint venture with Infratil Limited. This market-leading business provides utility-like broadband and wireless services in a market with a stable regulatory framework and competitive environment.